Significant Accounting Policies - Financing Receivables (Details)	12 Months Ended
	Dec. 31, 2023 class segment	Dec. 31, 2022 class segment
Financing receivables
Number of portfolio segments | segment	2	2
Number of classes of financing receivable | class	3	3
Client Financing Receivables
Financing receivables
Period after which financing receivables become past due	90 days
Maximum
Financing receivables
Reasonable and supportable economic forecast duration	2 years